Property, plant and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Major classifications of property, plant and equipment are summarized as follows:

	September 30,	December 31,
	2019	2018
Land	$713,703	$704,567
Building and improvements	13,119,001	9,244,737
Construction in process	2,010,705	6,091,265
Equipment	11,930,465	9,713,030
Office furniture and equipment	201,194	192,606
Vehicles	27,621	26,832
Total property and equipment	$28,002,689	$25,973,037
Less accumulated depreciation and amortization	(3,221,984)	(2,256,269)
Property, plant and equipment, net	$24,780,705	$23,716,768

During the quarter ended September 30, 2019, a significant portion of the Rollo Bay facility was placed in service. As a result, the Company transferred $5.2 million of construction in process to building and improvements and equipment and commenced deprecation of these assets. Remaining in construction in process is $1.7 million for construction costs to complete the farm site and another $374 thousand has been committed.

Major classifications of property, plant and equipment are summarized as follows for December 31, 2018 and 2017:

	2018	2017
Land	$704,567	$676,083
Building and improvements	9,244,737	9,187,160
Construction in process	6,091,265	5,119,961
Equipment	9,713,030	8,211,510
Office furniture and equipment	192,606	136,091
Vehicles	26,832	29,135
Total property and equipment	$25,973,037	$23,359,940
Less accumulated depreciation and amortization	(2,256,269)	(1,556,964)
Property, plant and equipment, net	$23,716,768	$21,802,976